Restructuring Charges (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		$ (4)	$ 403	$ 119
Restructuring charges, gross of revision adjustments	400
Restructuring charges, revision adjustments		4	16	27
Downsizing and Reorganizing Operations [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments			400	(105)
Employee Severance [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		(7)	366	96
U S Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		(7)
International Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		(8)
Global Commercial Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		(4)
Global Network And Merchant Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		7
Corporate and Other [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		$ 8